Pay vs Performance Disclosure	12 Months Ended					24 Months Ended	36 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2025	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (in ‘000s)	Growth in Fully Diluted Book Value per Share(5)
					Total Shareholder Return	Peer Group Total Shareholder Return(4)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$3,314,610	$2,825,712	$1,299,725	$1,307,161	$199.45	$234.32	$74,832	13.8%
2024	$2,323,230	$2,909,730	$931,178	$1,074,927	$191.52	$212.86	$42,816	7.2%
2023	$5,910,846	$7,286,491	$993,261	$1,030,197	$156.22	$157.12	$86,830	16.8%
2022	$2,744,811	$3,050,956	$841,738	$912,266	$111.49	$141.79	$25,342	2.4%
2021	$3,114,210	$2,974,247	$1,173,382	$1,175,567	$107.25	$119.28	$17,578	4.2%

Company Selected Measure Name	Growth in Fully Diluted Book Value per Share
Named Executive Officers, Footnote	Simon Burton was the PEO in 2021, 2022, and 2023. Greg Richardson is the PEO for 2024 and 2025.For 2021, the non-PEO NEOs are Laura Accurso, Tom Curnock, Neil Greenspan, and Patrick O’Brien. For 2022, the non-PEO NEOs are Tom Curnock, Neil Greenspan, Patrick O’Brien, and Faramarz Romer. For 2023, the non-PEO NEOs are David Sigmon, Tom Curnock, Neil Greenspan, Patrick O’Brien, and Faramarz Romer. For 2024, the non-PEO NEOs are David Sigmon, Tom Curnock, Patrick O’Brien, and Faramarz Romer. For 2025, the non-PEO NEOs are Tom Curnock, Patrick O’Brien, Brian O’Reilly and Faramarz Romer.
Peer Group Issuers, Footnote	The peer group shown is the S&P 500 Property & Casualty Insurance Index, which is included in the performance graph of our 10-K filing.
PEO Total Compensation Amount	$ 3,314,610	$ 2,323,230	$ 5,910,846	$ 2,744,811	$ 3,114,210
PEO Actually Paid Compensation Amount	$ 2,825,712	2,909,730	7,286,491	3,050,956	2,974,247
Adjustment To PEO Compensation, Footnote

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested ($)	Add Vest Date Fair Value of Equity Awards Granted in the Year that Vest in the Same Year ($)	Add Amount Equal to Change as of the End of Fiscal Year from End of Prior Fiscal Year in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested Equity Awards ($)	Add Amount Equal to Change as of the Vesting Date from the End of Prior Fiscal Year in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Subtract Fair Value as of the End of the Prior Year of any Equity Awards Granted in a Prior Year that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)	CAP ($)

2025	PEO	3,314,610	(1,200,000)	884,102	—	(162,000)	(11,000)	—	(488,898)	2,825,712
	Other NEOs	1,299,725	(329,538)	242,788	—	150,399	(19,033)	—	7,436	1,307,161
2024	PEO	2,323,230	(1,077,500)	1,664,000	—	—	—	—	586,500	2,909,730
	Other NEOs	931,178	(271,847)	321,171	—	87,279	7,147	—	143,749	1,074,927
2023	PEO	5,910,846	(1,600,000)	1,855,025	—	1,110,221	10,400	—	1,375,645	7,286,491
	Other NEOs	993,261	(213,991)	248,514	—	132,246	38,146	(167,980)	36,936	1,030,197
2022	PEO	2,744,811	(1,600,000)	1,912,023	—	6,123	(12,000)	—	306,145	3,050,956
	Other NEOs	841,738	(322,702)	385,634	—	18,349	(10,752)	—	70,528	912,266
2021	PEO	3,114,210	(1,200,000)	1,024,837	—	(9,600)	44,800	—	(139,963)	2,974,247
	Other NEOs	1,173,382	(270,000)	230,586	—	26,759	14,839	—	2,185	1,175,567

Non-PEO NEO Average Total Compensation Amount	$ 1,299,725	931,178	993,261	841,738	1,173,382
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,307,161	1,074,927	1,030,197	912,266	1,175,567
Adjustment to Non-PEO NEO Compensation Footnote

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested ($)	Add Vest Date Fair Value of Equity Awards Granted in the Year that Vest in the Same Year ($)	Add Amount Equal to Change as of the End of Fiscal Year from End of Prior Fiscal Year in Fair Value of Awards Granted in any Prior Fiscal Year that are Outstanding and Unvested Equity Awards ($)	Add Amount Equal to Change as of the Vesting Date from the End of Prior Fiscal Year in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Subtract Fair Value as of the End of the Prior Year of any Equity Awards Granted in a Prior Year that Failed to Meet Vesting Conditions in the Year ($)	Total Equity Award Adjustments ($)	CAP ($)

2025	PEO	3,314,610	(1,200,000)	884,102	—	(162,000)	(11,000)	—	(488,898)	2,825,712
	Other NEOs	1,299,725	(329,538)	242,788	—	150,399	(19,033)	—	7,436	1,307,161
2024	PEO	2,323,230	(1,077,500)	1,664,000	—	—	—	—	586,500	2,909,730
	Other NEOs	931,178	(271,847)	321,171	—	87,279	7,147	—	143,749	1,074,927
2023	PEO	5,910,846	(1,600,000)	1,855,025	—	1,110,221	10,400	—	1,375,645	7,286,491
	Other NEOs	993,261	(213,991)	248,514	—	132,246	38,146	(167,980)	36,936	1,030,197
2022	PEO	2,744,811	(1,600,000)	1,912,023	—	6,123	(12,000)	—	306,145	3,050,956
	Other NEOs	841,738	(322,702)	385,634	—	18,349	(10,752)	—	70,528	912,266
2021	PEO	3,114,210	(1,200,000)	1,024,837	—	(9,600)	44,800	—	(139,963)	2,974,247
	Other NEOs	1,173,382	(270,000)	230,586	—	26,759	14,839	—	2,185	1,175,567

Compensation Actually Paid vs. Total Shareholder Return
The charts below show, for the past five years, the relationship of TSR relative to the Peer Group TSR, as well as the relationships between PEO and non-PEO NEO average CAP and (i) TSR and (ii) net income, and (iii) our company-selected measure, Fully Diluted Book Value Per Share.

*For the 2023 CAP reported in these graphs of $7,286,491 to our former CEO, Simon Burton, this figure includes Mr. Burton’s one-time cash severance payment. This contributed to the 2023 CEO CAP being significantly higher than other years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The charts below show, for the past five years, the relationship of TSR relative to the Peer Group TSR, as well as the relationships between PEO and non-PEO NEO average CAP and (i) TSR and (ii) net income, and (iii) our company-selected measure, Fully Diluted Book Value Per Share.

*For the 2023 CAP reported in these graphs of $7,286,491 to our former CEO, Simon Burton, this figure includes Mr. Burton’s one-time cash severance payment. This contributed to the 2023 CEO CAP being significantly higher than other years.

Tabular List, Table

Most Important Performance Measures

Growth in Fully Diluted Book Value Per Share
Underwriting Combined Ratio
Adjusted Operating Profit

Total Shareholder Return Amount	$ 199.45	191.52	156.22	111.49	107.25
Peer Group Total Shareholder Return Amount	234.32	212.86	157.12	141.79	119.28
Net Income (Loss)	$ 74,832,000	$ 42,816,000	$ 86,830,000	$ 25,342,000	$ 17,578,000
Company Selected Measure Amount	0.138	0.072	0.168	0.024	0.042
PEO Name						Greg Richardson	Simon Burton
Additional 402(v) Disclosure	See the chart on the next page for the reconciliation of Summary Compensation Table compensation to Compensation Actually Paid.
Measure:: 1
Pay vs Performance Disclosure
Name	Growth in Fully Diluted Book Value Per Share
Non-GAAP Measure Description	The Company has identified Growth in Fully Diluted Book Value per Share as the company-selected measure for the pay-versus-performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the CEO and Other NEOs in 2025 to the Company's performance. Fully Diluted Book Value per Share is a non-GAAP measure. Please refer to Annex 1 for definitions of non-GAAP measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Underwriting Combined Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Profit
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (488,898)	$ 586,500	$ 1,375,645	$ 306,145	$ (139,963)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,200,000)	(1,077,500)	(1,600,000)	(1,600,000)	(1,200,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	884,102	1,664,000	1,855,025	1,912,023	1,024,837
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(162,000)	0	1,110,221	6,123	(9,600)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,000)	0	10,400	(12,000)	44,800
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,436	143,749	36,936	70,528	2,185
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(329,538)	(271,847)	(213,991)	(322,702)	(270,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	242,788	321,171	248,514	385,634	230,586
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,399	87,279	132,246	18,349	26,759
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,033)	7,147	38,146	(10,752)	14,839
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (167,980)	$ 0	$ 0